Operating segments - Summary of Underlying EBITDA (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Underlying EBITDA	$ 21,197	$ 18,136	$ 18,580
Items excluded from underlying EBITDA	(722)	5,127	1,912
EBITDA	20,475	23,263	20,492
Depreciation, amortisation and impairment charges in subsidiaries and equity accounted units	(8,412)	(4,691)	(5,746)
Taxation and finance items in equity accounted units	(296)	(372)	(272)
Profit on ordinary activities before finance items and tax	11,767	18,200	14,474
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	22,141	19,319	19,534
Reportable segments [Member] | Iron ore [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	16,098	11,378	11,547
Profit on ordinary activities before finance items and tax	16,098	11,378	11,547
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	2,285	3,095	3,423
Profit on ordinary activities before finance items and tax	2,285	3,095	3,423
Reportable segments [Member] | Copper & Diamonds [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	2,073	2,776	1,904
Profit on ordinary activities before finance items and tax	2,073	2,776	1,904
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	1,762	2,140	2,776
Profit on ordinary activities before finance items and tax	1,762	2,140	2,776
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	(77)	(70)	(116)
Profit on ordinary activities before finance items and tax	(77)	(70)	(116)
Inter-segment transactions [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	(9)	0	0
Profit on ordinary activities before finance items and tax	(9)	0	0
Product group [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	22,132	19,319	19,534
Profit on ordinary activities before finance items and tax	22,132	19,319	19,534
Central Pension Costs, Share-Based Payments & Insurance [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	59	(128)	(68)
Restructuring, Project and One-Off Costs [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	(183)	(272)	(177)
Profit on ordinary activities before finance items and tax	(183)	(272)	(177)
Exploration and evaluation not attributed to product groups [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	(315)	(231)	(218)
Central Costs [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	(496)	(552)	(491)
Profit on ordinary activities before finance items and tax	$ (496)	$ (552)	$ (491)